Reinsurance - Additional Information (Detail) $ / Person in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Jul. 31, 2013 $ / Person	Dec. 31, 2018 USD ($) $ / Person	Dec. 31, 2017 USD ($) $ / Person	Dec. 31, 2016 USD ($)
Effects of Reinsurance [Line Items]
Maximum percentage of mortality risk ceded		90.00%	90.00%
Maximum coverage per life before ceded | $ / Person	250	2,000	2,000
Reinsurance recoverables		$ 234,733	$ 243,644
Interest credited to contract holder funds ceded		4,533	4,805	$ 4,770
Gross life insurance in force		42,960,000
Life insurance in force ceded to affiliated reinsurers		509,100
Life insurance in force ceded to unaffiliated reinsurers		8,410,000
Ceded premium related to structured settlement annuities		11,054	11,481	11,788
Allstate Life Insurance Company
Effects of Reinsurance [Line Items]
Ceded premium related to structured settlement annuities		3,400	3,500	3,400
Prudential
Effects of Reinsurance [Line Items]
Reinsurance recoverables		170,600	174,600
Premiums and contract charges ceded		5,200	5,400	5,800
Contract benefits ceded		1,500	(3,300)	(400)
Interest credited to contract holder funds ceded		4,500	4,800	4,800
Operating costs and expenses ceded		868	900	$ 1,100
Triton Insurance Company
Effects of Reinsurance [Line Items]
Reinsurance recoverables		$ 722	$ 390